Reverse Recapitalization - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2024	Jul. 31, 2024	Dec. 29, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Gross cash consideration from recapitalization			$ 21,877
Value of shares redeemed and canceled			$ 19,338
Conversion of shares to common stock in connection with reverse merger, shares			58,500,000
Deferred underwriting fees and filing fees			$ 2,345
Revenues				$ 4,711	$ 4,754	$ 10,532	$ 9,213	$ 19,624	$ 22,355
Initial Public Offering [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			216,298
GRIID
Business Acquisition [Line Items]
Asset Acquisition, Consideration Transferred, Transaction Cost	$ 17,639							$ 3,167
Subsequent Event [Member]
Business Acquisition [Line Items]
Extinguishment of Debt, Amount		$ 3,501
CleanSparkHosting Agreement [Member]
Business Acquisition [Line Items]
Revenues				$ 38	$ 0	$ 38	$ 0
Adit EdTech Sponsor
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			6,900,000
A D E X Merger Sub L L C [Member]
Business Acquisition [Line Items]
Total estimated transaction costs			$ 21,140
Acquisition Recapitalization Costs			$ 2,225